Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.37269%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,107,589.26

Principal:
Principal Collections	$16,244,285.95
Prepayments in Full	$8,624,211.72
Liquidation Proceeds	$224,663.94
Recoveries	$62,848.50
Sub Total	$25,156,010.11
Collections	$26,263,599.37

Purchase Amounts:
Purchase Amounts Related to Principal	$149,115.84
Purchase Amounts Related to Interest	$368.64
Sub Total	$149,484.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,413,083.85

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,413,083.85
Servicing Fee	$386,044.70	$386,044.70	$0.00	$0.00	$26,027,039.15
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,027,039.15
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,027,039.15
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,027,039.15
Interest - Class A-3 Notes	$244,141.91	$244,141.91	$0.00	$0.00	$25,782,897.24
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$25,630,289.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,630,289.24
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$25,569,377.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,569,377.99
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$25,522,404.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,522,404.99
Regular Principal Payment	$23,828,270.03	$23,828,270.03	$0.00	$0.00	$1,694,134.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,694,134.96
Residual Released to Depositor	$0.00	$1,694,134.96	$0.00	$0.00	$0.00
Total		$26,413,083.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,828,270.03
Total					$23,828,270.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,828,270.03	$62.38	$244,141.91	$0.64	$24,072,411.94	$63.02
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$23,828,270.03	$18.10	$504,634.16	$0.38	$24,332,904.19	$18.48

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$220,278,418.78	0.5766451	$196,450,148.75	0.5142674
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$406,608,418.78	0.3087782	$382,780,148.75	0.2906830

Pool Information
Weighted Average APR	2.808%	2.805%
Weighted Average Remaining Term	33.02	32.21
Number of Receivables Outstanding	32,869	31,945
Pool Balance	$463,253,644.31	$437,663,628.13
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$432,944,901.71	$409,116,631.68
Pool Factor	0.3261664	0.3081491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$28,546,996.45
Targeted Overcollateralization Amount	$54,883,479.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,883,479.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$347,738.73
(Recoveries)		112	$62,848.50
Net Loss for Current Collection Period			$284,890.23
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7380%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6916%
Second Prior Collection Period			0.7074%
Prior Collection Period			0.4714%
Current Collection Period			0.7589%
Four Month Average (Current and Prior Three Collection Periods)			0.6573%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,766	$12,479,622.27
(Cumulative Recoveries)			$1,708,415.98
Cumulative Net Loss for All Collection Periods			$10,771,206.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7584%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,511.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,894.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.58%	392	$6,924,803.96
61-90 Days Delinquent	0.17%	46	$744,708.79
91-120 Days Delinquent	0.03%	9	$145,957.92
Over 120 Days Delinquent	0.11%	29	$500,019.70
Total Delinquent Receivables	1.90%	476	$8,315,490.37

Repossession Inventory:
Repossessed in the Current Collection Period		27	$387,966.61
Total Repossessed Inventory		34	$642,532.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2282%
Prior Collection Period			0.2434%
Current Collection Period			0.2630%
Three Month Average			0.2449%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3178%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer